Portfolio of Investments
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACRES Commercial Realty Corp.(a),(b)
Series 2020-RSO8 Class A
30-day Average SOFR + 1.264% Floor 1.150% 03/15/2035	1.315%	1,243,171	1,244,388
AIMCO CLO(a),(b)
Series 2015-AA Class AR
3-month USD LIBOR + 0.850% Floor 0.850% 01/15/2028	0.976%	3,808,920	3,808,920
AIMCO CLO(a),(b),(c)
Series 2015-AA Class AR2
3-month USD LIBOR + 1.140% Floor 1.140% 10/17/2034	2.000%	10,475,000	10,475,000
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% 04/20/2031	1.194%	8,000,000	8,000,072
BlueMountain Fuji US Clo I Ltd.(a),(b)
Series 2017-1A Class A1R
3-month USD LIBOR + 0.980% Floor 0.980% 07/20/2029	1.114%	9,000,000	8,997,840
Cedar Funding XII CLO Ltd.(a),(b)
Series 2020-12A Class A
3-month USD LIBOR + 1.270% Floor 1.300% 10/25/2032	1.395%	7,200,000	7,200,626
Cedar Funding XIV CLO Ltd.(a),(b)
Series 2021-14A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/15/2033	1.188%	8,765,000	8,769,163
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2031	1.226%	9,100,000	9,109,391
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	0.886%	2,630,600	2,630,274
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	1,562,584	1,591,187
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	2,398,845	2,628,248
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM(a),(b)
Series 2019A Class AR
3-month USD LIBOR + 1.240% Floor 1.240% 07/15/2027	1.366%	4,249,790	4,251,223
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	0.596%	4,653,575	4,556,667
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.706%	4,912,970	4,930,689
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.706%	3,550,916	3,564,373
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% Floor 0.570% 11/26/2040	0.656%	8,943,227	8,977,552
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	1.586%	7,950,000	8,243,753
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	1.036%	4,345,000	4,375,290
Neuberger Berman Loan Advisers CLO 43 Ltd.(a),(b)
Series 2021-43A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 07/17/2035	1.712%	8,500,000	8,505,950
Rockford Tower CLO Ltd.(a),(b)
Series 2020-1A Class A
3-month USD LIBOR + 1.280% 01/20/2032	1.414%	8,000,000	8,055,232
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% Floor 0.210% 03/15/2055	0.326%	326,520	298,722
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	0.185%	9,354,163	9,132,354
CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007-7 Class A4
3-month USD LIBOR + 0.330% 01/25/2022	0.455%	4,644,107	4,563,638
Series 2007-7 Class B
3-month USD LIBOR + 0.750% Floor 0.750% 10/27/2070	0.875%	1,990,000	1,807,738
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	1.775%	1,330,365	1,342,144
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	1.975%	5,860,000	5,785,655
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	1.225%	4,735,846	4,747,634
Series 2008-8 Class A4
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	1.625%	1,136,659	1,142,987
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	2.375%	5,775,000	5,815,908
SLM Student Loan Trust(a),(b)
Series 2009-3 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2045	0.836%	2,724,320	2,725,955
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	0.295%	9,374,149	9,176,483
Total Asset-Backed Securities — Non-Agency (Cost $166,221,326)			166,455,056

Commercial Mortgage-Backed Securities - Agency 0.3%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K155 Class A3
04/25/2033	3.750%	6,990,000	8,182,121
Federal National Mortgage Association
04/01/2040	2.455%	4,525,000	4,684,789
Series 2001-M2 Class Z2
06/25/2031	6.300%	25,385	25,521
Government National Mortgage Association(d)
CMO Series 2012-125 Class IK
08/16/2052	0.561%	2,553,954	3,165
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d),(e)
CMO Series 2012-55 Class
04/16/2052	0.026%	770,240	417
Total Commercial Mortgage-Backed Securities - Agency (Cost $11,647,223)			12,896,013

Commercial Mortgage-Backed Securities - Non-Agency 2.6%

Bancorp Commercial Mortgage Trust(a),(b)
Subordinated Series 2019-CRE6 Class AS
1-month USD LIBOR + 1.300% Floor 1.300% 09/15/2036	1.384%	7,710,000	7,705,389
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month USD LIBOR + 0.921% Floor 0.921% 10/15/2036	1.004%	11,753,687	11,757,369
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,445,388
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	3,800,000	3,882,753
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	2,997,302
Invitation Homes Trust(a),(b)
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	1.184%	10,171,393	10,189,755
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	2,978,282
Manhattan West(a)
Series 2020-1MW Class A
09/10/2039	2.130%	3,470,000	3,528,228
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	3,690,000	3,836,371
Natixis Commercial Mortgage Securities Trust(a)
Series 2020-2PAC Class A
01/15/2025	2.966%	2,825,000	2,947,671
Natixis Commercial Mortgage Securities Trust(a),(b),(c)
Series 2021-APPL Class A
1-month USD LIBOR + 0.950% Floor 0.950% 08/15/2038	1.046%	9,990,000	9,990,000
Progress Residential Trust(a)
Series 2019-SFR2 Class A
05/17/2036	3.147%	6,284,170	6,346,963

2	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RBS Commercial Funding, Inc., Trust(a),(e)
Series 2013-GSP Class A
01/15/2032	3.961%	1,475,000	1,553,483
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	1.234%	5,720,000	5,730,747
Tricon American Homes Trust(a)
Series 2017-SFR1 Class A
09/17/2034	2.716%	10,489,762	10,483,320
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1 Class A4
09/15/2048	3.789%	10,883,768	11,664,315
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $96,939,505)			97,037,336

Common Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Homer City Holdings(f),(g)	32,056	1,763
Total Utilities		1,763
Total Common Stocks (Cost $1,930,228)		1,763

Corporate Bonds & Notes 24.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Boeing Co. (The)
02/04/2024	1.433%	6,730,000	6,739,689
Airlines 0.3%
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	4,311,283	4,366,528
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	8,461,855	8,449,256
Total			12,815,784
Apartment REIT 0.0%
Post Apartment Homes LP
12/01/2022	3.375%	1,157,000	1,187,219
Automotive 0.9%
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	1.025%	3,000,000	3,009,103
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	0.999%	2,095,000	2,095,240
3-month USD LIBOR + 1.270% 03/28/2022	1.402%	6,300,000	6,298,059
3-month USD LIBOR + 1.080% 08/03/2022	1.198%	1,940,000	1,935,772
Ford Motor Credit Co. LLC
10/12/2021	3.813%	1,955,000	1,956,724
01/07/2022	5.596%	1,082,000	1,095,456
01/09/2022	3.219%	1,814,000	1,822,775
03/28/2022	3.339%	3,060,000	3,082,377
General Motors Co.
10/02/2023	4.875%	1,320,000	1,426,307
General Motors Financial Co., Inc.
11/06/2021	4.200%	5,934,000	5,956,357
04/10/2022	3.450%	3,155,000	3,188,644
06/30/2022	3.150%	3,420,000	3,483,247
Total			35,350,061
Banking 6.9%
Bank of America Corp.(h)
12/20/2023	3.004%	8,937,000	9,208,570
07/22/2027	1.734%	12,270,000	12,333,481
06/14/2029	2.087%	4,170,000	4,166,412
02/07/2030	3.974%	4,925,000	5,520,123
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	0.770%	1,000,000	977,713
Citigroup, Inc.(h)
06/09/2027	1.462%	8,730,000	8,683,696
03/31/2031	4.412%	3,110,000	3,589,810
Credit Suisse Group AG(a),(h)
06/05/2026	2.193%	5,677,000	5,787,092
02/02/2027	1.305%	5,350,000	5,234,002
05/14/2032	3.091%	3,525,000	3,613,416
Credit Suisse Group AG(a)
01/09/2028	4.282%	2,940,000	3,264,679
Credit Suisse Group Funding Guernsey Ltd.
04/17/2026	4.550%	675,000	758,506
Discover Bank
08/08/2023	4.200%	4,000,000	4,268,638
Discover Financial Services
04/27/2022	5.200%	4,000,000	4,105,563
DNB Bank ASA(a),(h)
09/16/2026	1.127%	645,000	638,104
03/30/2028	1.605%	5,000,000	4,980,793
Fifth Third Bancorp
05/05/2027	2.550%	4,635,000	4,874,243

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(h)
10/31/2022	2.876%	5,000,000	5,008,856
09/29/2025	3.272%	2,930,000	3,129,160
12/09/2026	1.093%	1,092,000	1,075,903
03/09/2027	1.431%	12,950,000	12,911,700
HSBC Holdings PLC(h)
06/04/2026	2.099%	8,565,000	8,746,260
05/24/2027	1.589%	1,675,000	1,664,766
09/22/2028	2.013%	8,240,000	8,234,739
08/17/2029	2.206%	5,105,000	5,067,634
JPMorgan Chase & Co.(h)
04/25/2023	2.776%	18,775,000	19,024,647
08/09/2025	0.768%	2,830,000	2,818,296
04/22/2027	1.578%	4,495,000	4,503,336
09/22/2027	1.470%	5,705,000	5,665,987
Lloyds Banking Group PLC(h)
11/07/2023	2.907%	5,000,000	5,129,848
07/09/2025	3.870%	4,114,000	4,434,939
Lloyds Banking Group PLC
03/12/2024	3.900%	3,175,000	3,413,314
Macquarie Group Ltd.(a),(h)
01/12/2027	1.340%	5,000,000	4,957,884
Morgan Stanley(h)
05/04/2027	1.593%	5,470,000	5,485,734
07/20/2027	1.512%	11,225,000	11,172,019
Nationwide Building Society(a),(h)
04/26/2023	3.622%	4,149,000	4,222,416
03/08/2024	3.766%	4,465,000	4,657,684
Royal Bank of Scotland Group PLC(h)
03/22/2025	4.269%	6,935,000	7,483,734
Santander UK Group Holdings PLC(h)
11/15/2024	4.796%	8,860,000	9,593,101
03/15/2025	1.089%	7,235,000	7,249,031
08/21/2026	1.532%	465,000	464,197
06/14/2027	1.673%	1,745,000	1,738,032
UBS AG(a)
08/09/2024	0.700%	5,710,000	5,697,235
Wells Fargo & Co.(h)
04/30/2026	2.188%	11,945,000	12,333,653
06/02/2028	2.393%	3,830,000	3,950,212
04/30/2041	3.068%	4,535,000	4,667,743
04/04/2051	5.013%	2,630,000	3,540,458
Total			260,047,359
Brokerage/Asset Managers/Exchanges 0.0%
Raymond James Financial, Inc.
07/15/2046	4.950%	1,030,000	1,327,771
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	1,068,000	1,154,013
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	2,300,000	2,755,035
04/01/2048	5.750%	4,189,000	5,298,476
03/01/2050	4.800%	870,000	979,992
Cox Communications, Inc.(a)
06/15/2031	2.600%	2,610,000	2,641,599
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	893,257
11/15/2031	4.500%	1,750,000	1,729,293
Intelsat Jackson Holdings SA(i)
08/01/2023	0.000%	2,750,000	1,528,643
Intelsat Jackson Holdings SA(a),(i)
10/15/2024	0.000%	3,372,000	1,927,473
07/15/2025	0.000%	5,923,000	3,321,047
Time Warner Cable LLC
09/01/2041	5.500%	850,000	1,043,607
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	1,750,000	1,846,707
Total			25,119,142
Chemicals 0.2%
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	5,060,000	6,506,226
Consumer Products 0.1%
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	2,000,000	2,021,943
Diversified Manufacturing 0.1%
General Electric Co.(b)
3-month USD LIBOR + 0.380% 05/05/2026	0.501%	2,000,000	1,977,328
General Electric Co.
03/15/2032	6.750%	1,725,000	2,366,693
Total			4,344,021
Electric 1.1%
AEP Transmission Co. LLC
12/01/2047	3.750%	1,600,000	1,794,499
04/01/2050	3.650%	305,000	343,565
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	4,180,755
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	1,071,050
Duke Energy Corp.
06/15/2031	2.550%	3,120,000	3,169,020
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	6,361,694

4	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,826,386
11/15/2027	3.350%	1,000,000	1,086,540
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	3,124,097
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	700,000	700,579
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.270% 02/22/2023	0.401%	3,700,000	3,700,431
Northern States Power Co.
08/15/2045	4.000%	2,250,000	2,673,521
PacifiCorp
07/01/2025	3.350%	2,000,000	2,151,810
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	7,316,026
Total			39,499,973
Environmental 0.1%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	920,000	964,926
06/15/2029	4.750%	1,800,000	1,850,068
Republic Services, Inc.
03/01/2030	2.300%	1,324,000	1,340,675
Total			4,155,669
Finance Companies 1.3%
AerCap Ireland Capital DAC/Global Aviation Trust
05/26/2022	3.500%	1,375,000	1,398,009
10/01/2025	4.450%	3,070,000	3,351,301
AerCap Ireland Capital Ltd./Global Aviation Trust
02/01/2022	3.950%	2,000,000	2,016,940
Air Lease Corp.
02/15/2024	0.700%	4,500,000	4,472,995
03/01/2025	3.250%	2,810,000	2,965,547
Avolon Holdings Funding Ltd.(a)
05/15/2024	5.250%	2,035,000	2,221,037
02/15/2025	2.875%	1,310,000	1,347,598
11/18/2027	2.528%	2,088,000	2,053,551
GE Capital Funding LLC
05/15/2030	4.400%	3,000,000	3,485,059
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	15,697,000	18,869,631
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	5,335,000	5,578,949
02/15/2024	5.500%	733,000	800,423
Total			48,561,040
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.9%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	5,935,000	7,370,526
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	1,850,000	2,214,657
Bacardi Ltd.(a)
05/15/2025	4.450%	3,375,000	3,718,021
05/15/2048	5.300%	1,400,000	1,818,898
Kraft Heinz Foods Co.
06/04/2042	5.000%	1,414,000	1,735,112
10/01/2049	4.875%	1,680,000	2,045,725
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	6,570,000	8,286,951
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	926,000	950,228
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	1,800,000	1,924,761
Post Holdings, Inc.(a)
03/01/2027	5.750%	2,000,000	2,077,984
09/15/2031	4.500%	615,000	609,672
Total			32,752,535
Gaming 0.4%
Churchill Downs, Inc.(a)
01/15/2028	4.750%	465,000	485,715
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	4,120,000	4,446,877
09/01/2024	3.350%	1,800,000	1,900,644
06/01/2025	5.250%	2,185,000	2,438,223
04/15/2026	5.375%	550,000	625,895
06/01/2028	5.750%	870,000	1,026,504
01/15/2029	5.300%	2,325,000	2,693,581
01/15/2030	4.000%	1,615,000	1,738,391
Total			15,355,830
Health Care 1.6%
Becton Dickinson and Co.
06/06/2024	3.363%	626,000	665,455
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	1,138,000	1,137,916
Cigna Corp.
08/15/2038	4.800%	5,000,000	6,119,206
10/15/2047	3.875%	1,190,000	1,315,781
CommonSpirit Health
10/01/2025	1.547%	5,000,000	5,024,208
10/01/2030	2.782%	1,575,000	1,621,867

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
07/20/2035	4.875%	1,095,000	1,326,062
07/20/2045	5.125%	2,090,000	2,692,057
03/25/2048	5.050%	8,440,000	10,884,264
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,755,000	3,772,024
HCA, Inc.
05/01/2023	4.750%	625,000	664,185
04/15/2025	5.250%	3,488,000	3,952,978
06/15/2026	5.250%	2,990,000	3,431,449
02/15/2027	4.500%	1,000,000	1,125,740
06/15/2029	4.125%	4,000,000	4,468,510
07/15/2031	2.375%	1,125,000	1,105,945
06/15/2049	5.250%	4,500,000	5,709,474
Mozart Debt Merger Sub, Inc.(a),(c)
04/01/2029	3.875%	2,604,000	2,604,000
Tenet Healthcare Corp.
07/15/2024	4.625%	241,000	244,943
Universal Health Services, Inc.(a)
09/01/2026	1.650%	1,890,000	1,879,127
Total			59,745,191
Healthcare Insurance 0.7%
Anthem, Inc.
03/15/2031	2.550%	3,000,000	3,083,312
Centene Corp.
12/15/2027	4.250%	1,505,000	1,575,072
07/15/2028	2.450%	8,542,000	8,583,288
Humana, Inc.
04/01/2030	4.875%	1,333,000	1,586,656
Molina Healthcare, Inc.
11/15/2022	5.375%	1,677,000	1,734,284
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	3,208,000	3,337,587
11/15/2030	3.875%	2,000,000	2,110,000
UnitedHealth Group, Inc.
05/15/2041	3.050%	455,000	470,844
12/15/2048	4.450%	1,245,000	1,577,110
05/15/2051	3.250%	1,500,000	1,599,230
Total			25,657,383
Healthcare REIT 0.1%
Ventas Realty LP
10/15/2026	3.250%	4,095,000	4,385,206
Independent Energy 0.2%
Hess Corp.
02/15/2041	5.600%	2,000,000	2,486,059
Marathon Oil Corp.
07/15/2023	8.125%	2,000,000	2,229,388
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.(j)
10/10/2036	0.000%	2,048,000	1,125,731
Total			5,841,178
Integrated Energy 0.2%
Exxon Mobil Corp.
03/19/2050	4.327%	3,332,000	4,071,281
04/15/2051	3.452%	2,560,000	2,737,952
Total			6,809,233
Life Insurance 0.5%
Athene Global Funding(a),(b)
SOFR + 0.700% 05/24/2024	0.750%	3,780,000	3,797,919
Athene Global Funding(a)
06/29/2026	1.608%	3,760,000	3,756,868
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	3,420,000	3,825,091
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	3,035,000	3,182,734
Teachers Insurance & Annuity Association of America(a),(h)
Subordinated
09/15/2054	4.375%	3,920,000	4,110,175
Total			18,672,787
Media and Entertainment 0.2%
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	4,750,000	3,146,741
Walt Disney Co. (The)
03/23/2040	4.625%	1,500,000	1,883,473
01/13/2051	3.600%	1,110,000	1,240,538
Total			6,270,752
Midstream 0.8%
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,913,184
Energy Transfer Operating LP
06/01/2027	5.500%	341,000	400,174
05/15/2030	3.750%	4,670,000	5,042,022
Energy Transfer Partners LP
02/01/2042	6.500%	1,525,000	1,985,572
03/15/2045	5.150%	3,048,000	3,488,905
12/15/2045	6.125%	2,400,000	3,054,450
EQT Midstream Partners LP
07/15/2028	5.500%	695,000	764,442
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	426,000	419,003

6	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	2,300,000	2,569,549
09/15/2030	3.800%	1,350,000	1,439,130
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	1,808,000	1,864,395
07/15/2029	4.950%	910,000	946,914
04/15/2040	6.875%	1,890,000	2,098,895
Sunoco Logistics Partners Operations LP
05/15/2045	5.350%	925,000	1,079,542
Williams Companies, Inc. (The)
04/15/2040	6.300%	1,000,000	1,362,826
Total			29,429,003
Office REIT 0.4%
Boston Properties LP
01/30/2031	3.250%	2,625,000	2,783,050
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	4,982,360
SL Green Operating Partnership LP
10/15/2022	3.250%	7,000,000	7,175,025
Total			14,940,435
Oil Field Services 0.1%
Transocean Phoenix 2 Ltd.(a)
10/15/2024	7.750%	392,699	402,506
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	842,860	843,447
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,227,000	1,224,318
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	1,408,000	1,406,687
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	684,000	722,603
Total			4,599,561
Other Industry 0.0%
PowerTeam Services LLC(a)
12/04/2025	9.033%	461,000	500,081
Other REIT 0.2%
American Campus Communities Operating Partnership LP
07/01/2024	4.125%	1,000,000	1,085,316
CyrusOne LP/Finance Corp.
11/15/2024	2.900%	1,000,000	1,047,869
11/01/2030	2.150%	2,115,000	1,991,408
Lexington Realty Trust
10/01/2031	2.375%	1,895,000	1,841,336
Total			5,965,929
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.2%
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	582,000	610,887
Berry Global, Inc.(a)
01/15/2026	1.570%	5,900,000	5,902,184
OI European Group BV(a)
03/15/2023	4.000%	135,000	138,094
Total			6,651,165
Pharmaceuticals 0.9%
AbbVie, Inc.
03/15/2035	4.550%	530,000	633,873
05/14/2035	4.500%	4,702,000	5,620,533
11/21/2039	4.050%	1,425,000	1,636,910
11/06/2042	4.400%	280,000	334,328
05/14/2045	4.700%	1,000,000	1,234,390
05/14/2046	4.450%	1,425,000	1,713,782
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	252,000	269,133
Bayer US Finance II LLC(a)
07/15/2024	3.375%	2,860,000	3,022,504
12/15/2025	4.250%	4,835,000	5,341,118
12/15/2028	4.375%	1,405,000	1,592,538
06/25/2038	4.625%	2,925,000	3,449,241
06/25/2048	4.875%	6,145,000	7,568,881
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%	1,783,000	1,275,261
Total			33,692,492
Property & Casualty 0.4%
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,964,311
Farmers Exchange Capital II(a),(h)
Subordinated
11/01/2053	6.151%	3,810,000	4,887,878
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	2.406%	6,815,000	6,858,008
Total			15,710,197
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
02/15/2029	3.500%	1,600,000	1,584,405
Retailers 0.2%
Alimentation Couche-Tard, Inc.(a)
01/25/2030	2.950%	331,000	344,087

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amazon.com, Inc.
05/12/2041	2.875%	3,700,000	3,808,175
Magic MergeCo, Inc.(a)
05/01/2028	5.250%	3,655,000	3,764,412
Total			7,916,674
Technology 0.8%
IHS Markit Ltd.(a)
11/01/2022	5.000%	6,335,000	6,563,166
02/15/2025	4.750%	1,565,000	1,731,062
IHS Markit Ltd.
08/01/2028	4.750%	2,500,000	2,927,674
Intel Corp.
08/12/2051	3.050%	3,780,000	3,782,099
Oracle Corp.
03/25/2031	2.875%	1,425,000	1,468,484
07/15/2036	3.850%	260,000	281,801
03/25/2051	3.950%	7,690,000	8,146,781
Tencent Holdings Ltd.(a)
04/22/2051	3.840%	3,570,000	3,747,229
Total			28,648,296
Tobacco 0.6%
BAT Capital Corp.
08/15/2037	4.390%	3,870,000	4,132,733
08/15/2047	4.540%	6,792,000	7,076,326
Imperial Brands Finance PLC(a)
07/26/2024	3.125%	4,145,000	4,356,077
07/26/2026	3.500%	950,000	1,018,498
Reynolds American, Inc.
08/15/2035	5.700%	1,185,000	1,416,896
08/15/2045	5.850%	4,180,000	5,090,858
Total			23,091,388
Treasury 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%	1,140,000	1,164,166
Saudi Government International Bond(a)
10/22/2030	3.250%	610,000	654,323
Total			1,818,489
Wireless 1.5%
Sprint Corp.
09/15/2023	7.875%	270,000	301,750
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	14,205,625	15,175,055
03/20/2028	5.152%	4,880,000	5,581,176
T-Mobile USA, Inc.(a)
02/15/2026	2.250%	1,970,000	1,990,980
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
04/15/2026	2.625%	5,424,000	5,542,413
04/15/2027	3.750%	5,320,000	5,861,354
04/15/2030	3.875%	3,000,000	3,314,396
02/15/2031	2.550%	2,340,000	2,349,764
04/15/2040	4.375%	3,000,000	3,452,287
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	3,000,000	2,990,927
Vodafone Group PLC
05/30/2048	5.250%	3,085,000	3,997,158
06/19/2049	4.875%	4,340,000	5,423,251
Total			55,980,511
Wirelines 1.3%
AT&T, Inc.
12/01/2033	2.550%	5,420,000	5,333,081
05/15/2035	4.500%	620,000	725,345
03/01/2037	5.250%	5,640,000	6,982,749
03/01/2039	4.850%	2,796,000	3,350,463
12/15/2042	4.300%	1,000,000	1,123,875
05/15/2046	4.750%	3,360,000	4,013,486
09/15/2055	3.550%	2,375,000	2,341,601
12/01/2057	3.800%	9,715,000	9,928,976
C&W Senior Financing DAC(a)
09/15/2027	6.875%	480,000	504,273
Level 3 Financing, Inc.(a)
03/01/2027	3.400%	1,040,000	1,094,827
11/15/2029	3.875%	5,260,000	5,623,615
Verizon Communications, Inc.
03/22/2028	2.100%	1,810,000	1,837,532
03/21/2031	2.550%	1,845,000	1,871,763
Verizon Communications, Inc.(a)
03/15/2032	2.355%	3,775,000	3,737,498
Total			48,469,084
Total Corporate Bonds & Notes (Cost $866,207,811)			902,163,702

Foreign Government Obligations(k) 1.4%

Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	600,000	707,157
Brazil 0.1%
Brazilian Government International Bond
06/06/2025	2.875%	1,300,000	1,328,745
06/12/2030	3.875%	925,000	897,291
Total			2,226,036

8	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chile 0.1%
Chile Government International Bond
01/31/2031	2.450%	600,000	595,071
01/27/2032	2.550%	200,000	198,572
Corporación Nacional del Cobre de Chile(a)
01/14/2030	3.150%	1,699,000	1,757,172
Corporación Nacional del Cobre de Chile(a)
09/16/2025	4.500%	201,000	222,487
Empresa de Transporte de Pasajeros Metro SA(a)
05/07/2030	3.650%	520,000	563,700
Total			3,337,002
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	940,000	1,008,821
01/30/2030	3.000%	2,600,000	2,456,935
02/22/2042	4.125%	460,000	413,996
Total			3,879,752
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/30/2030	4.500%	300,000	305,368
09/23/2032	4.875%	1,090,000	1,114,539
Total			1,419,907
Egypt 0.0%
Egypt Government International Bond(a)
10/06/2025	5.250%	750,000	764,264
03/01/2029	7.600%	400,000	414,632
Total			1,178,896
Indonesia 0.1%
Indonesia Government International Bond
02/14/2030	2.850%	701,000	725,850
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	1,200,000	1,459,636
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,482,618
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	1,100,000	1,209,062
Total			4,877,166
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	634,000	751,344
04/14/2033	3.500%	966,000	998,236
KazTransGas JSC(a)
09/26/2027	4.375%	400,000	441,464
Total			2,191,044
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Malaysia 0.0%
Petronas Capital Ltd.(a)
04/21/2030	3.500%	1,300,000	1,411,190
01/28/2032	2.480%	400,000	399,224
Total			1,810,414
Mexico 0.4%
Mexico Government International Bond
01/11/2028	3.750%	2,000,000	2,180,354
05/24/2031	2.659%	2,196,000	2,117,691
04/27/2032	4.750%	300,000	338,084
Petroleos Mexicanos
09/21/2047	6.750%	3,348,000	2,921,947
01/23/2050	7.690%	5,375,000	5,084,539
01/28/2060	6.950%	1,730,000	1,511,450
Total			14,154,065
Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%	1,786,000	1,841,105
Paraguay 0.0%
Paraguay Government International Bond(a)
01/29/2033	2.739%	965,000	926,721
Peru 0.0%
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	513,265
Peruvian Government International Bond
08/25/2027	4.125%	177,000	195,856
06/20/2030	2.844%	482,000	486,299
Total			1,195,420
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	420,000	429,516
06/10/2031	1.648%	550,000	524,886
Total			954,402
Qatar 0.1%
Qatar Government International Bond(a)
04/23/2028	4.500%	1,956,000	2,281,540
04/16/2030	3.750%	790,000	891,266
Total			3,172,806
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
11/24/2025	1.625%	200,000	200,184

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Government International Bond(a)
10/26/2026	3.250%	900,000	970,403
03/04/2028	3.625%	725,000	796,859
Total			1,967,446
South Africa 0.1%
Republic of South Africa Government International Bond
10/12/2028	4.300%	700,000	704,107
09/30/2029	4.850%	1,650,000	1,696,638
09/30/2049	5.750%	200,000	190,342
Total			2,591,087
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%	1,070,000	1,064,738
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	2,014,000	2,105,030
DP World Crescent Ltd.(a)
09/26/2028	4.848%	940,000	1,072,675
Total			3,177,705
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%	600,000	693,793
Total Foreign Government Obligations (Cost $53,405,842)			53,366,662

Inflation-Indexed Bonds 0.2%

United States 0.2%
U.S. Treasury Inflation-Indexed Bond
02/15/2051	0.125%	8,446,392	9,261,992
Total Inflation-Indexed Bonds (Cost $9,520,162)			9,261,992

Municipal Bonds 0.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2019B
10/01/2034	3.555%	930,000	1,003,835
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.2%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	6,865,000	7,375,978
Local General Obligation 0.2%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,895,194
Series 2010
10/01/2024	5.047%	5,000,000	5,411,719
Total			8,306,913
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	2,000,000	1,899,007
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,818,765
Total			4,717,772
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	970,000	1,323,869
Turnpike / Bridge / Toll Road 0.1%
North Texas Tollway Authority
Taxable Refunding Revenue Bonds
First Tier
Series 2021
01/01/2034	2.430%	1,500,000	1,497,992
Total Municipal Bonds (Cost $22,405,138)			24,226,359

10	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency 31.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 01/01/2050	3.000%	44,418,326	47,077,648
09/01/2032- 01/01/2050	3.500%	98,548,444	107,001,777
07/01/2035- 10/01/2048	5.000%	3,227,047	3,584,578
04/01/2036- 09/01/2039	6.000%	148,242	169,565
06/01/2038- 01/01/2040	5.500%	446,848	520,093
03/01/2039- 10/01/2048	4.500%	6,744,869	7,456,683
08/01/2044- 01/01/2049	4.000%	6,689,012	7,441,878
CMO Series 360 Class 250
11/15/2047	2.500%	2,420,188	2,506,873
Federal Home Loan Mortgage Corp.(b)
CMO Series 2863 Class FM
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2031	0.584%	162,026	162,137
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 11/15/2034	6.616%	242,048	51,774
Federal Home Loan Mortgage Corp.(d)
CMO Series 4037 Class PI
04/15/2027	3.000%	286,257	11,676
CMO Series 4090 Class EI
08/15/2022	2.500%	55,980	353
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	571,457
Federal National Mortgage Association
12/01/2025- 06/01/2049	3.500%	21,779,859	23,387,790
06/01/2032- 11/01/2049	3.000%	24,576,394	26,006,578
05/01/2033- 08/01/2039	5.000%	158,607	178,616
11/01/2038- 11/01/2040	6.000%	2,077,672	2,471,063
10/01/2040- 07/01/2041	2.000%	34,028,170	34,594,285
08/01/2043- 07/01/2047	4.000%	21,621,185	23,782,940
02/01/2046- 08/01/2048	4.500%	9,981,440	10,866,857
CMO Series 2013-13 Class PH
04/25/2042	2.500%	3,297,707	3,416,370
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-54 Class KA
01/25/2047	3.500%	2,000,188	2,067,466
CMO Series 2018-86 Class JA
05/25/2047	4.000%	1,469,698	1,511,121
CMO Series 2018-94D Class KD
12/25/2048	3.500%	1,316,067	1,374,156
CMO Series 2019-1 Class KP
02/25/2049	3.250%	2,746,969	2,863,805
Federal National Mortgage Association(b),(d)
CMO Series 2004-94 Class HJ
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 10/25/2034	6.614%	1,139	5
CMO Series 2006-8 Class HL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	6.614%	851,996	159,327
CMO Series 2013-81 Class NS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2042	6.114%	275,826	31,759
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	175,625	17,163
Government National Mortgage Association
08/15/2033- 08/20/2048	4.500%	8,571,125	9,315,843
04/15/2035- 10/20/2047	5.000%	4,490,863	4,943,835
07/15/2040- 10/20/2048	4.000%	10,199,442	10,910,178
04/20/2046- 07/20/2049	3.500%	26,259,736	27,814,287
11/20/2046- 10/20/2049	3.000%	16,009,147	16,797,581
Government National Mortgage Association(l)
CMO Series 2006-26 Class
06/20/2036	0.000%	22,206	20,803
Government National Mortgage Association(b),(d)
CMO Series 2013-124 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2041	6.063%	72,298	591
Government National Mortgage Association TBA(c)
11/19/2050	2.000%	30,100,000	30,456,262
11/19/2050	2.500%	45,525,000	46,887,193

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
11/17/2035- 11/10/2051	2.000%	377,825,000	379,512,525
11/16/2036	1.500%	41,700,000	42,046,957
11/12/2050	2.500%	282,000,000	290,041,405
Total Residential Mortgage-Backed Securities - Agency (Cost $1,157,984,723)			1,168,033,253

Residential Mortgage-Backed Securities - Non-Agency 5.2%

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-R8 Class M3
1-month USD LIBOR + 0.765% Floor 0.770% 10/25/2035	0.851%	13,161,010	13,101,301
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 07/20/2036	0.527%	99,043	99,057
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.180% Floor 0.180% 03/25/2037	0.266%	6,035,295	5,985,751
CIM Group(a),(e)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	11,395,672	11,345,491
CIM Trust(a),(e)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	8,952,886	9,085,611
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	10,177,275	9,705,939
CMO Series 2020-R4 Class A1A
06/25/2060	3.300%	11,744,742	11,654,593
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	6,891,739	6,818,980
CMO Series 2021-NR3 Class A1
06/25/2057	2.566%	6,539,387	6,535,546
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	15,737,281	15,924,555
CMO Series 2021-R5 Class A1A
08/25/2061	2.000%	11,065,208	11,002,415
CIT Mortgage Loan Trust(a),(b)
CMO Series 2007-1 Class 2A3
1-month USD LIBOR + 1.450% Floor 1.450% 10/25/2037	1.536%	1,939,271	1,949,674
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	1,275,495	1,276,634
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	1.568%	3,075,272	3,066,546
Countrywide Alternative Loan Trust(e)
CMO Series 2006-HY12 Class A5
08/25/2036	3.019%	4,083,563	4,120,214
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(e)
CMO Series 2004-AR5 Class 2A1
06/25/2034	2.857%	451,083	476,547
Credit Suisse Mortgage Capital Certificates(a),(e)
CMO Series 2015-5R Class 1A1
09/27/2046	1.028%	1,177,452	1,151,871
CSMC Trust(a),(e)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	7,282,452	7,664,890
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month USD LIBOR + 0.240% Floor 0.240% 02/25/2037	0.324%	4,146,939	4,074,005
First Horizon Alternative Mortgage Securities Trust(e)
CMO Series 2005-AA10 Class 2A1
12/25/2035	2.345%	1,579,794	1,449,972
CMO Series 2005-AA7 Class 2A1
09/25/2035	2.341%	1,025,793	1,005,446
CMO Series 2005-AA8 Class 2A1
10/25/2035	2.270%	2,208,559	1,728,459
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	837,412	503,552
GMAC Mortgage Loan Trust(e)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.140%	1,335,289	1,329,988
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	6,905,984	7,008,482
GSR Mortgage Loan Trust(e)
CMO Series 2005-AR6 Class 4A5
09/25/2035	2.798%	235,664	238,020
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	0.287%	9,941,952	9,344,667

12	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.270% Floor 0.270%, Cap 10.500% 10/25/2036	0.626%	3,928,385	2,180,574
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% Floor 0.390% 05/25/2035	0.671%	7,366,257	7,342,899
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	0.236%	4,959,583	3,893,517
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240% Floor 0.240% 05/25/2037	0.326%	3,709,830	2,965,776
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	2.488%	1,011,599	958,343
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.000% 04/25/2035	0.346%	648,559	648,170
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 10/25/2035	0.646%	1,630,110	1,638,231
Nationstar Home Equity Loan Trust(b)
CMO Series 2006-B Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 09/25/2036	0.366%	1,178,302	1,176,868
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 12.500% 03/25/2035	0.761%	5,195,052	5,175,360
Option One Mortgage Loan Trust(b)
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% Floor 0.220% 01/25/2036	0.526%	2,838,942	2,834,866
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RALI Trust(e)
CMO Series 2005-QA8 Class CB21
07/25/2035	3.422%	1,090,843	796,952
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 05/25/2036	0.526%	5,793,057	5,701,705
WaMu Mortgage Pass-Through Certificates Trust(e)
CMO Series 2003-AR10 Class A7
10/25/2033	2.501%	419,426	425,465
CMO Series 2003-AR9 Class 1A6
09/25/2033	2.514%	357,002	357,807
CMO Series 2005-AR4 Class A5
04/25/2035	2.865%	572,190	572,099
CMO Series 2007-HY2 Class 1A1
12/25/2036	2.993%	2,185,806	2,203,313
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 10.500% 11/25/2045	0.606%	2,003,310	1,987,096
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	1.048%	3,854,263	3,659,591
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	1.028%	2,608,132	2,599,675
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $193,015,222)			194,766,513

Senior Loans 1.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(m)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.334%	926,446	914,772
Airlines 0.0%
American Airlines, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	1.837%	349,000	334,342

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.1%
Clarios Global LP(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	3.334%	2,157,092	2,146,306
Cable and Satellite 0.2%
Charter Communications Operating LLC(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.840%	245,614	244,010
CSC Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	2.334%	644,948	635,274
DIRECTV Financing LLC(b),(m)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	5.750%	1,885,000	1,885,585
Intelsat Jackson Holdings S.A.(b),(m),(n),(o),(p)
Debtor in Possession Term Loan
1-month USD LIBOR + 4.750% 07/13/2022	5.392%	2,635,000	2,650,362
Virgin Media Bristol LLC(b),(m)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.584%	1,750,000	1,737,540
Total			7,152,771
Consumer Cyclical Services 0.0%
Spin Holdco Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/04/2028	4.750%	748,125	749,913
Consumer Products 0.1%
Acuity Specialty Products, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 08/12/2024	5.000%	3,067,139	2,981,505
Diversified Manufacturing 0.0%
Homer City Generation LP(b),(m)
Term Loan
3-month USD LIBOR + 13.000% Floor 1.000% 04/05/2023	15.000%	248,215	174,992
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.0%
Vistra Operations Co., LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	1.834%	343,289	340,516
Environmental 0.0%
Clean Harbors, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2024	1.834%	338,510	338,182
GFL Environmental, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	3.500%	602,299	603,052
Total			941,234
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	2.500%	175,812	175,044
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2027	2.750%	2,500,000	2,500,000
Total			2,675,044
Gaming 0.0%
Caesars Resort Collection LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	2.834%	6,077	6,038
Churchill Downs, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	2.090%	386,935	385,967
Total			392,005
Health Care 0.1%
Avantor Funding, Inc.(b),(m)
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 11/08/2027	2.750%	2,388,000	2,390,985
Change Healthcare Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	1,113,782	1,112,446

14	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gentiva Health Services, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 2.750% 07/02/2025	2.875%	936,335	935,942
IQVIA, Inc./Quintiles IMS(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 01/17/2025	1.834%	405,183	403,765
Total			4,843,138
Media and Entertainment 0.1%
Diamond Sports Group LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 08/24/2026	3.340%	631,777	392,137
Sinclair Television Group, Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	3.090%	1,600,000	1,581,600
Total			1,973,737
Other Industry 0.0%
PowerTeam Services LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	4.250%	454,998	450,875
Packaging 0.1%
Berry Global, Inc.(b),(m)
Tranche Z Term Loan
1-month USD LIBOR + 1.750% 07/01/2026	1.856%	2,567,994	2,551,944
Pharmaceuticals 0.3%
Elanco Animal Health, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.836%	3,501,384	3,456,356
Grifols Worldwide Operations Ltd.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.072%	2,977,273	2,927,642
Horizon Therapeutics USA, Inc.(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 2.000% Floor 0.500% 03/15/2028	2.500%	1,592,000	1,588,307
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Organon & Co.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.500%	3,000,000	3,004,830
Total			10,977,135
Property & Casualty 0.2%
AmWINS Group, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.750% 02/19/2028	3.000%	3,473,755	3,451,627
KWOR Acquisition, Inc.(b),(g),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/03/2026	4.090%	1,875,432	1,856,677
Total			5,308,304
Restaurants 0.0%
1011778 BC ULC(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.837%	533,981	527,082
Technology 0.0%
SS&C Technologies Holdings, Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.834%	212,313	210,006
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	1.835%	160,773	159,025
Total			369,031
Wireless 0.0%
SBA Senior Finance II LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.840%	1,407,713	1,393,635
Wirelines 0.1%
Lumen Technologies, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.334%	245,625	242,724
Telenet Financing USD LLC(b),(m)
Term Loan
6-month USD LIBOR + 2.000% 04/30/2028	2.084%	750,000	740,940

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.084%	3,730,724	3,695,916
Total			4,679,580
Total Senior Loans (Cost $51,856,050)			51,877,861

Treasury Bills 0.1%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.1%
U.S. Treasury Bills
02/10/2022	0.040%	1,785,000	1,784,743
Total Treasury Bills (Cost $1,784,705)			1,784,743

U.S. Treasury Obligations 27.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2023	0.125%	186,345,000	185,951,929
08/31/2023	0.125%	200,580,000	200,055,044
09/30/2023	0.250%	117,960,000	117,872,451
07/31/2026	0.625%	30,250,000	29,765,528
08/31/2026	0.750%	49,315,000	48,791,028
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/30/2026	0.875%	134,407,000	133,692,963
08/15/2031	1.250%	78,130,000	76,237,789
05/15/2041	2.250%	41,271,000	42,928,289
05/15/2051	2.375%	38,060,000	40,629,050
08/15/2051	2.000%	143,655,000	141,163,484
Total U.S. Treasury Obligations (Cost $1,023,991,529)			1,017,087,555

Money Market Funds 21.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(q),(r)	803,933,701	803,853,308
Total Money Market Funds (Cost $803,853,308)		803,853,308
Total Investments in Securities (Cost: $4,460,762,772)		4,502,812,116
Other Assets & Liabilities, Net		(762,901,396)
Net Assets		3,739,910,720

At September 30, 2021, securities and/or cash totaling $9,816,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	46	12/2021	USD	10,122,516	—	(5,841)
U.S. Treasury 5-Year Note	2,792	12/2021	USD	342,696,189	—	(2,197,795)
U.S. Ultra Bond 10-Year Note	128	12/2021	USD	18,592,000	—	(386,275)
U.S. Ultra Treasury Bond	304	12/2021	USD	58,083,000	—	(1,743,775)
Total					—	(4,333,686)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $570,782,614, which represents 15.26% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.
16	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Non-income producing investment.
(g)	Valuation based on significant unobservable inputs.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2021.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2021, the total value of these securities amounted to $6,777,163, which represents 0.18% of total net assets.
(j)	Zero coupon bond.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(m)	The stated interest rate represents the weighted average interest rate at September 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(o)	Represents a security purchased on a forward commitment basis.
(p)	At September 30, 2021, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Intelsat Jackson Holdings S.A. Debtor in Possession Term Loan 07/13/2022 5.392%	439,167

(q)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(r)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	479,955,063	3,078,466,900	(2,754,568,655)	—	803,853,308	—	410,906	803,933,701
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	17

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3QT7037_12_L01_(11/21)